Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
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Property, Plant and Equipment
20.	Property, Plant and Equipment

	December 31, 2022
(in thousands)	Leasehold Improvements	Right of Use Assets - Property	Other	Total

Cost

Balance - January 1, 2022	$4,382	$4,793	$4,856	$14,031

Additions	-	-	289	289

Disposals	(378)	-	(228)	(606)

Balance - December 31, 2022	$4,004	$4,793	$4,917	$13,714

Accumulated Depreciation

Balance - January 1, 2022	$(3,226)	$(2,196)	$(3,100)	$(8,522)

Disposals	378	-	228	606

Depreciation	(320)	(769)	(499)	(1,588)

Balance - December 31, 2022	$(3,168)	$(2,965)	$(3,371)	$(9,504)

Net book value - December 31, 2022	$836	$1,828	$1,546	$4,210

	December 31, 2021
(in thousands)	Leasehold Improvements	Right of Use Assets - Property	Other	Total

Cost

Balance - January 1, 2021	$4,382	$4,793	$4,131	$13,306

Additions	-	-	730	730

Disposals	-	-	(5)	(5)

Balance - December 31, 2021	$4,382	$4,793	$4,856	$14,031

Accumulated Depreciation

Balance - January 1, 2021	$(2,906)	$(1,444)	$(2,667)	$(7,017)

Disposals	-	-	5	5

Depreciation	(320)	(752)	(438)	(1,510)

Balance - December 31, 2021	$(3,226)	$(2,196)	$(3,100)	$(8,522)

Net book value - December 31, 2021	$1,156	$2,597	$1,756	$5,509